Account Payables and Accrued Expenses - recognize the contract liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Account Payables and Accrued Expenses
Year 1 after the year-end (included in current liabilities)	$ 4,637	$ 5,198
Year 2 after the year-end (included in long-term liabilities)	0	1,248
Contract liabilities, revenue	$ 4,637	$ 6,446	$ 797